Short-Term Investments (Tables)	12 Months Ended
May 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Held-to-maturity investments	819,229	1,312,942